SCHEDULE OF FINANCIAL INFORMATION OF GEOGRAPHIC SEGMENTS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 58,496	$ 72,782
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenue	54,836	69,735
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,660	$ 3,047